Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Common Shares

Details of common shares as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In Korean won and number of shares)
Shares authorized		40,000,000		40,000,000		40,000,000
Par value	~~W~~	500	~~W~~	500	~~W~~	500
Number of shares issued		6,948,900		6,948,900		6,948,900
Common shares	~~W~~	3,474,450,000	~~W~~	3,474,450,000	~~W~~	3,474,450,000

Summary of Capital Surplus

Details of capital surplus as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Additional paid in capital	~~W~~	25,358	~~W~~	26,095	~~W~~	41,821
Other capital surplus		1,806		1,806		1,806
Total	~~W~~	27,164	~~W~~	27,901	~~W~~	43,627

Summary of Other Components of Equity

Details of other components of equity as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Foreign currency translation adjustments, net of tax	~~W~~	(40)	~~W~~	(77)	~~W~~	—

Summary of Retained Earnings (Accumulated Deficit)

Details of retained earnings (accumulated deficit) as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Unappropriated retained earnings (accumulated deficit)	~~W~~	13,962	~~W~~	(94)	~~W~~	(16,477)